UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

QS LEGG MASON

DYNAMIC MULTI-STRATEGY

VIT PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objectives

The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio for the six-month reporting period ended June 30, 2018. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

II	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

Turning to the global economy, in its July 2018 World Economic Outlook Update — released after the reporting period ended — the International Monetary Fund (“IMF”)ii said, “Global growth is projected to reach 3.9 percent in 2018 and 2019, in line with the forecast of the April 2018 World Economic Outlook, but the expansion is becoming less even, and risks to the outlook are mounting. The rate of expansion appears to have peaked in some major economies and growth has become less synchronized.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.2%, versus 2.4% in 2017. Japan’s economy is expected to expand 1.0% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.9% in 2018, versus 4.7% in 2017.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed increased the federal funds rateiv twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in December 2016, the European Central Bank (“ECB”)v extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. In October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. In June 2018, the ECB announced it would end its bond buying program by the end of the year, but it did not anticipate raising interest rates “at least through the summer of 2019”. In other developed countries, on November 2, 2017, the Bank of Englandvi raised rates from 0.25% to 0.50% — the first increase since July 2007. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite times of weakness, the U.S. stock market posted positive results for the reporting period. The market rallied sharply during the first month of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of continued economic growth and optimism following the December 2017 signing of the U.S. tax reform bill. However, the market then gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. The market ended the reporting period on a positive note, as it moved higher in the last three months of the period. All told, for the six months ended June 30, 2018, the S&P 500 Indexix gained 2.65%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexx, generated the strongest results, returning 7.66% over the reporting period. In contrast, large-cap

IV	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

stocks, as measured by the Russell 1000 Indexxi, gained 2.85% and mid-cap stocks, as measured by the Russell Midcap Indexxii, returned 2.35%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 7.44% and -1.16%, respectively, during the six months ended June 30, 2018.

Q. How did the international stock market perform during the reporting period?

A. International equities also experienced periods of volatility and produced weak results during the reporting period. Developed market equities, as measured by the MSCI EAFE Indexxv, rose during the first month of the reporting period. This was driven by solid investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. International equities then declined over four of the last five months of the period. This turnaround occurred as international growth appeared to moderate, there were several geopolitical issues and the U.S. dollar rallied over the second half of the reporting period. All told, the MSCI EAFE Index returned -2.75 for the six months ended June 30, 2018. Meanwhile, emerging market equities, as represented by the MSCI Emerging Markets Indexxvi, generated a -6.66% return over the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexxvii, returned -1.62% during the six-month reporting period ended June 30, 2018.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxviii, returned 0.16% for the six months ended June 30, 2018. The high-yield market posted a modest gain during the first month of the reporting period. Those gains were then erased in February and March 2018. This turnaround was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry. However, the high yield market then rallied in April, was relatively flat in May and moved higher in June 2018.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	V

Investment commentary (cont’d)

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xix returned -5.23% during the six months ended June 30, 2018. The asset class produced choppy results during the reporting period. At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times it was dragged down by rising U.S. interest rates, periods of investor risk aversion and geopolitical issues. In addition, the U.S. dollar rallied during the second half of the reporting period, negatively impacting the performance of the asset class.

Performance review

For the six months ended June 30, 2018, Class I shares of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio1 returned -1.17%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Composite Indexxx returned -1.62%, 3.22% and 1.45%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned 0.20% over the same time frame.

Performance Snapshot as of June 30, 2018 (unaudited)
6 months
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[1]:
Class I	-1.17%
Class II	-1.32%
Bloomberg Barclays U.S. Aggregate Index	-1.62%
Russell 3000 Index	3.22%
Composite Index	1.45%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	0.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2018, the gross total annual

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 252 funds in the Portfolio’s Lipper category.

†	Includes fees and expenses of the underlying funds in which the Portfolio invests.

VI	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

fund operating expense ratios for Class I and Class II shares were 1.09% and 1.34%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.05% for Class I shares and 1.30% for Class II shares. Acquired fund fees and expenses are subject to these arrangements. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense cap as a result of brokerage commissions on purchases and sales of exchange-traded funds (“ETFs”). These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS: Equity securities are subject to price and market fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. There are additional risks and other expenses associated with investing in other mutual funds ETFs rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. The Portfolio will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. The Portfolio will also indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF, in addition to the management fees and other expenses paid by the Portfolio. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	VII

Investment commentary (cont’d)

Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The model used to manage the Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VIII	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[x]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

xii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xvii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xviii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xix

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xx

The Composite Index reflects the blended rate of return of the following underlying indices: 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Bloomberg Barclays Global Aggregate ex-USD Index and 15% Bloomberg Barclays U.S. Aggregate Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The MSCI ACWI Ex-U.S. is a market-capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies, and includes both developed and emerging markets. The Bloomberg Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	IX

Portfolio at a glance (unaudited)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† (%) as of — June 30, 2018

As a Percentage of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
15.1 Legg Mason ETF Investment Trust — Legg Mason Low Volatility High Dividend ETF	Financials Materials Telecommunication services Utilities Consumer Staples
14.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
13.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Municipal Bonds
13.2 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
9.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Information Technology
6.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
5.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
4.8 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Energy

†	Subject to change at any time.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	1

Portfolio at a glance (unaudited) (cont’d)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† (%) as of — June 30, 2018

% of Total Long-Term Investments	Top 5 Sectors
3.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.1 The Royce Fund — Royce Small/Mid-Cap Premier Fund, Investment Share Class	Industrials Consumer Discretionary Materials Financials Information Technology
2.4 Legg Mason ETF Investment Trust — Legg Mason International Low Volatility High Dividend ETF	Financials Telecommunication Services Utilities Consumer Discretionary Industrials
1.9 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Energy
1.5 iShares Trust — iShares Russell 1000 Growth ETF	Information Technology Consumer Discretionary Health Care Industrials Consumer Staples
1.4 iShares Trust — iShares Russell 1000 Value ETF	Financials Health Care Energy Information Technology Consumer Discretionary
1.1 Vanguard Index Funds — Vanguard Total International Bond ETF	Japan France Germany Italy United Kingdom
0.9 iShares Trust — iShares Core U.S. Aggregate Bond ETF	Treasury Mortgaged-Backed Securities Industrial Financial Institutions Agency
0.6 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
0.6 iShares Trust — iShares Russell 2000 ETF	Financials Health Care Industrials Information Technology Consumer Discretionary
0.5 iShares Trust — iShares MSCI EAFE ETF	Financials Industrials Consumer Discretionary Consumer Staples Health Care
0.8 Purchased Options

†	Subject to change at any time.

2	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	-1.17%	$1,000.00	$988.30	0.48%	$2.37	Class I	5.00%	$1,000.00	$1,022.41	0.48%	$2.41
Class II	-1.32	1,000.00	986.80	0.73	3.60	Class II	5.00	1,000.00	1,021.17	0.73	3.66

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	3

Portfolio expenses (unaudited) (cont’d)

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	These expense ratios do not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2018

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Description			Shares	Value
Investments in Underlying Funds — 98.9%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF			122,196	$12,991,878
iShares MSCI EAFE ETF			114,241	7,650,720
iShares Russell 1000 Growth ETF			149,754	21,534,625
iShares Russell 1000 Value ETF			160,911	19,531,377
iShares Russell 2000 ETF			49,692	8,138,059
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF			1,303,096	34,571,137	(a)
Legg Mason Low Volatility High Dividend ETF			7,135,648	213,141,806	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares			6,341,517	129,684,036	(a)
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares			18,177,523	187,592,040	(a)
ClearBridge Small Cap Fund, Class IS Shares			143,974	9,214,315	(a)
QS International Equity Fund, Class IS Shares			4,099,387	68,008,826	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares			3,105,691	44,318,213	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			345,468	83,057,385	(a)
ClearBridge Appreciation Fund, Class IS Shares			3,748,451	88,950,737	(a)
ClearBridge International Value Fund, Class IS Shares			2,388,399	26,296,272	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares			9,397,078	186,250,081	(a)
The Royce Fund — Royce Small/Mid-Cap Premier Fund, Investment Class Shares			2,912,637	44,213,826	(a)
Vanguard Index Funds — Vanguard Total International Bond ETF			286,345	15,665,935
Western Asset Funds, Inc., Western Asset Core Bond Fund, Class IS Shares			16,448,040	201,981,932	(a)
Total Investments in Underlying Funds (Cost — $1,229,050,502)				1,402,793,200

Security	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.7%
Exchange-Traded Purchased Options — 0.7%
S&P 500 Index, Put @ $2,125.00	6/21/19	321	68,212,500	1,251,900
S&P 500 Index, Put @ $2,150.00	6/21/19	53	11,395,000	219,950
S&P 500 Index, Put @ $2,200.00	6/21/19	158	34,760,000	692,040

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2018

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
S&P 500 Index, Put @ $2,225.00	6/21/19	253	56,292,500	$1,261,205
S&P 500 Index, Put @ $2,250.00	6/21/19	131	29,475,000	664,039
S&P 500 Index, Put @ $2,250.00	12/20/19	44	9,900,000	4,620
S&P 500 Index, Put @ $2,275.00	6/21/19	226	51,415,000	1,197,800
S&P 500 Index, Put @ $2,300.00	6/21/19	117	26,910,000	655,200
S&P 500 Index, Put @ $2,325.00	12/20/19	40	9,300,000	357,800
S&P 500 Index, Put @ $2,325.00	6/21/19	205	47,662,500	1,298,675
S&P 500 Index, Put @ $2,350.00	6/21/19	188	44,180,000	1,211,660
S&P 500 Index, Put @ $2,375.00	12/20/19	35	8,312,500	346,675
S&P 500 Index, Put @ $2,400.00	12/1/19	33	7,920,000	343,860
S&P 500 Index, Put @ $2,400.00	6/21/19	144	34,560,000	1,022,400
S&P 500 Index, Put @ $2,450.00	6/21/19	42	10,290,000	343,518
Total Purchased Options (Cost — $15,800,124)				10,871,342
Total Investments before Short-Term Investments (Cost — $1,244,850,626)				1,413,664,542

	Rate		Shares
Short-Term Investments — 0.3%
Invesco Treasury Portfolio, Institutional Class	1.851%		3,481,988	3,481,988
Dreyfus Government Cash Management, Institutional Shares	1.242%		5,663	5,663
Total Short-Term Investments (Cost — $3,487,651)				3,487,651
Total Investments — 99.9% (Cost — $1,248,338,277)				1,417,152,193
Other Assets in Excess of Liabilities — 0.1%				1,590,295
Total Net Assets — 100.0%				$1,418,742,488

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

6	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments in affiliated Underlying Funds, at cost	$1,153,680,312
Investments in unaffiliated Underlying Funds and investments, at cost	94,657,965
Investments in affiliated Underlying Funds, at value	1,317,280,606
Investments in unaffiliated Underlying Funds and investments, at value	99,871,587
Interest receivable	3,198
Receivable for investments in affiliated Underlying Funds	2,560,000
Distributions receivable from affiliated Underlying Funds	499,852
Receivable for Portfolio shares sold	108,378
Cash	60,469
Prepaid expenses	3,592
Total Assets	1,420,387,682

Liabilities:
Investment management fee payable	530,782
Payable for investments in affiliated Underlying Funds	500,655
Payable for Portfolio shares repurchased	475,397
Deposits from broker for exchange-traded options	36,000
Service and/or distribution fees payable	9,406
Trustees’ fees payable	2,554
Accrued expenses	90,400
Total Liabilities	1,645,194
Total Net Assets	$1,418,742,488

Net Assets:
Par value (Note 7)	$1,088
Paid-in capital in excess of par value	1,327,009,050
Undistributed net investment income	7,042,578
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(84,124,144)
Net unrealized appreciation on Underlying Funds and investments	168,813,916
Total Net Assets	$1,418,742,488

Net Assets:
Class I	$1,373,313,016
Class II	$45,429,472

Shares Outstanding:
Class I	105,347,399
Class II	3,497,875

Net Asset Value:
Class I	$13.04
Class II	$12.99

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Income distributions from affiliated Underlying Funds	$10,253,546
Interest	17,336
Income distributions from unaffiliated Underlying Funds	562,791
Total Investment Income	10,833,673

Expenses:
Investment management fee (Note 2)	3,284,446
Fund accounting fees	69,716
Service and/or distribution fees (Notes 2 and 5)	57,708
Trustees’ fees	47,826
Shareholder reports	25,794
Legal fees	21,787
Audit and tax fees	18,993
Custody fees	12,178
Insurance	10,484
Transfer agent fees (Note 5)	546
Miscellaneous expenses	3,791
Total Expenses	3,553,269
Net Investment Income	7,280,404

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of unaffiliated Underlying Funds and investments	(4,017,562)
Sale of affiliated Underlying Funds	6,717,677
Capital gain distributions from affiliated Underlying Funds	1,513,852
Net Realized Gain	4,213,967
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	(30,210,050)
Unaffiliated Underlying Funds and investments	1,441,763
Change in Net Unrealized Appreciation (Depreciation)	(28,768,287)
Net Loss on Underlying Funds Investments and Capital Gain Distributions from Underlying Funds	(24,554,320)
Decrease in Net Assets From Operations	$(17,273,916)

See Notes to Financial Statements.

8	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$7,280,404	$19,213,065
Net realized gain	4,213,967	70,012,119
Change in net unrealized appreciation (depreciation)	(28,768,287)	108,365,947
Increase (Decrease) in Net Assets From Operations	(17,273,916)	197,591,131

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,800,018)	(21,830,156)
Decrease in Net Assets From Distributions to Shareholders	(2,800,018)	(21,830,156)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	36,441,809	92,726,432
Reinvestment of distributions	2,800,018	21,830,156
Cost of shares repurchased	(109,979,352)	(273,476,527)
Decrease in Net Assets From Portfolio Share Transactions	(70,737,525)	(158,919,939)
Increase (Decrease) in Net Assets	(90,811,459)	16,841,036

Net Assets:
Beginning of period	1,509,553,947	1,492,712,911
End of period*	$1,418,742,488	$1,509,553,947
*Includes undistributed net investment income of:	$7,042,578	$2,562,192

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$13.22	$11.76	$12.15	$13.10	$12.61	$10.77

Income (loss) from operations:
Net investment income	0.08	0.16	0.10	0.14	0.18	0.15
Net realized and unrealized gain (loss)	(0.23)	1.49	(0.13)	(0.82)	0.66	1.83
Total income (loss) from operations	(0.15)	1.65	(0.03)	(0.68)	0.84	1.98

Less distributions from:
Net investment income	(0.03)	(0.19)	(0.14)	(0.13)	(0.20)	(0.12)
Net realized gains	—	—	(0.22)	(0.14)	(0.15)	(0.02)
Total distributions	(0.03)	(0.19)	(0.36)	(0.27)	(0.35)	(0.14)

Net asset value, end of period	$13.04	$13.22	$11.76	$12.15	$13.10	$12.61
Total return[3]	(1.17)%	14.07%	(0.20)%	(5.26)%	6.69%	18.37%

Net assets, end of period (millions)	$1,373	$1,462	$1,443	$1,751	$1,482	$987

Ratios to average net assets:
Gross expenses[4]	0.48%[5]	0.48%	0.48%	0.48%	0.49%	0.51%
Net expenses[4,6]	0.48 [5]	0.44 [7]	0.42 [7]	0.41 [7]	0.39 [7]	0.38 [7]
Net investment income	1.21 [5]	1.29	0.84	1.10	1.42	1.22

Portfolio turnover rate	1%	25%[8]	30%[8]	115%[8]	2%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	These expense ratios do not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective September 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class I shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to September 1, 2015, the expense limitation was 1.10%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

10	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$13.19	$11.73	$12.12	$13.06	$12.58	$10.75

Income (loss) from operations:
Net investment income	0.06	0.13	0.07	0.11	0.14	0.09
Net realized and unrealized gain (loss)	(0.23)	1.49	(0.13)	(0.81)	0.66	1.86
Total income (loss) from operations	(0.17)	1.62	(0.06)	(0.70)	0.80	1.95

Less distributions from:
Net investment income	(0.03)	(0.16)	(0.11)	(0.10)	(0.17)	(0.10)
Net realized gains	—	—	(0.22)	(0.14)	(0.15)	(0.02)
Total distributions	(0.03)	(0.16)	(0.33)	(0.24)	(0.32)	(0.12)

Net asset value, end of period	$12.99	$13.19	$11.73	$12.12	$13.06	$12.58
Total return[3]	(1.32)%	13.82%	(0.47)%	(5.44)%	6.37%	18.12%

Net assets, end of period (000s)	$45,429	$47,353	$49,894	$60,145	$57,449	$45,855

Ratios to average net assets:
Gross expenses[4]	0.73%[5]	0.73%	0.73%	0.73%	0.76%	0.79%
Net expenses[4,6]	0.73 [5]	0.69 [7]	0.67 [7]	0.66 [7]	0.64 [7]	0.63 [7]
Net investment income	0.97 [5]	1.01	0.63	0.84	1.07	0.73

Portfolio turnover rate	1%	25%[8]	30%[8]	115%[8]	2%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	These expense ratios do not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective September 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class II shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to September 1, 2015, the expense limitation was 1.35%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in other mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason, Inc. (“Legg Mason”) or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset

12	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in underlying funds	$1,402,793,200	—	—	$1,402,793,200
Purchased options	5,791,277	$5,080,065	—	10,871,342
Total long-term investments	1,408,584,477	5,080,065	—	1,413,664,542
Short-term investments†	3,487,651	—	—	3,487,651
Total investments	$1,412,072,128	$5,080,065	—	$1,417,152,193

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Fund of funds risk. Your cost of investing in the Portfolio, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investments from such Underlying Fund at a time that is unfavorable to the Portfolio. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

14	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any,

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Portfolio did not have any open derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolio determines the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

16	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. QS Investors, LLC (“QS Investors”), the subadviser to the Portfolio, is responsible for the implementation of the Portfolio’s overall asset allocation and the Dynamic Risk Management strategy. Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”), the Portfolio’s other subadviser, is responsible for the Portfolio’s Event Risk Management Strategy and manages the portion of the Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I and Class II shares did not exceed 1.05% and 1.30%, respectively. Acquired fund fees and expenses are subject to these arrangements. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$7,987,144
Sales	80,572,142

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,248,338,277	$175,993,843	$(7,179,927)	$168,813,916

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$10,871,342

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(4,288,964)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from sale of unaffiliated Underlying Funds and Investments in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$812,357

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from unaffiliated Underlying Funds and investments in the Statement of Operations.

18	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

During the six months ended June 30, 2018, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$9,906,706

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$497
Class II	$57,708	49
Total	$57,708	$546

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class I	$2,710,315	$21,258,330
Class II	89,703	571,826
Total	$2,800,018	$21,830,156

7. Shares of beneficial interest

At June 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,697,189	$35,592,663	7,324,784	$91,483,760
Shares issued on reinvestment	207,052	2,710,315	1,608,797	21,258,330
Shares repurchased	(8,174,823)	(107,803,416)	(21,038,646)	(263,432,809)
Net decrease	(5,270,582)	$(69,500,438)	(12,105,065)	$(150,690,719)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount

Class II
Shares sold	64,602	$849,146	99,590	$1,242,672
Shares issued on reinvestment	6,879	89,703	43,396	571,826
Shares repurchased	(164,930)	(2,175,936)	(806,150)	(10,043,718)
Net decrease	(93,449)	$(1,237,087)	(663,164)	$(8,229,220)

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2018. The following transactions were effected in shares of such Underlying Funds for the six months ended June 30, 2018.

Underlying Funds	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
		Cost	Shares	Cost	Shares
Legg Mason ETF Investment Trust — Legg Mason International Low Volatility High Dividend ETF	$36,721,245	—	—	—	—	—	$1,056,333	—	$(2,150,108)	$34,571,137
Legg Mason ETF Investment Trust — Legg Mason Low Volatility High Dividend ETF	226,054,493	—	—	$1,005,891	33,857	$6,420	3,633,942	—	(11,906,796)	213,141,806
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	141,341,627	—	—	8,976,623	437,458	268,377	—	—	(2,680,968)	129,684,036
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	201,458,915	$2,965,208	277,908	8,014,599	736,732	190,401	$2,791,424	$173,783	(8,817,484)	187,592,040
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	9,807,778	1,866	29	1,080,713	17,846	34,287	—	1,866	485,384	9,214,315
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	75,957,205	—	—	5,114,923	339,959	765,077	—	—	(2,833,456)	68,008,826
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	47,573,485	—	—	5,482,307	407,860	217,694	—	—	2,227,035	44,318,213

20	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report

Underlying Funds	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	$89,232,722	—	—	$9,521,874	48,374	$1,998,127	—	—	$3,346,537	$83,057,385
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	96,398,270	—	—	7,933,871	353,603	511,129	—	—	486,338	88,950,737
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	30,377,172	—	—	1,807,060	172,914	267,940	—	—	(2,273,840)	26,296,272
Legg Mason Partners Equity Trust — QS US Large Cap Equity Fund, Class IS Shares	202,348,405	$1,338,203	$66,248	19,307,194	1,088,758	2,442,805	—	1,338,203	1,870,667	186,250,081
The Royce Fund — Royce Small/Mid-Cap Premier Fund, Investment Share Class	48,184,107	—	—	2,514,727	164,254	45,275	—	—	(1,455,554)	44,213,826
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	206,971,943	2,772,647	224,369	1,254,853	99,037	(29,855)	$2,771,847	—	(6,507,805)	201,981,932
	$1,412,427,367	$7,077,924		$72,014,632		$6,717,677	$10,253,546	1,513,852	$(30,210,050)	$1,317,280,606

9. Deferred capital losses

As of December 31, 2017, the Portfolio had deferred capital losses of $68,579,940, which have no expiration date, that will be available to offset future taxable capital gains.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2018 Semi-Annual Report	21

QS Legg Mason

Dynamic Multi-Strategy VIT Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

†	Prior to May 2, 2018, known as Western Asset Management Company.
*	Effective June 11, 2018, BNY became custodian.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

QS Investors, LLC

Western Asset Management Company, LLC†

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX014837 8/18 SR18-3399

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2018